DEFERRED AND CONTINGENT CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED AND CONTINGENT CONSIDERATION
Schedule of deferred and contingent consideration

Balance as at January 1, 2020	23,732
Cash paid on settlement of deferred and contingent consideration	(527)
Accretion expense	1,037
Shares to be issued	(22,000)
Loss on remeasurement of deferred and contingent consideration	9,276
Effect of movements in exchange rates	3
Balance as at December 31, 2020	11,521

Deferred consideration payable upon business combination (Note 5)	62
Cash paid on settlement of deferred and contingent consideration	(11,583)

Balance as at December 31, 2021	—

Schedule of deferred and contingent consideration in consolidated statements of financial position

	As at	As at
	December 31,	December 31,
	2021	2020
Deferred and Contingent Consideration	—	11,521